Corporate information	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Corporate information
1.1 Corporate information
On is engaged in developing and distributing innovative premium performance sports products, sold worldwide through independent retailers and global distributors, an own online presence, and its own high-end stores.
On is a publicly traded company on the New York Stock Exchange, trading under the ticker symbol "NYSE: ONON".
These IFRS consolidated financial statements (“the financials”) present the financial position and the results of operations of On Holding AG, as ultimate parent company, and its subsidiaries. On Holding AG is a limited company incorporated in accordance with Swiss law under a private statue and is domiciled at Förrlibuckstrasse 190, Zurich, Switzerland.
These annual consolidated financial statements for the year ended December 31, 2022 were authorized for issue by the board of directors of the Company on March 21, 2023.
1.2 About the financials
The financials of On
•Have been prepared in accordance with International Financial Reporting Standards (IFRS) and International Financial Reporting Interpretations Committee (IFRIC) interpretations (together “IFRS”) as issued by the International Accounting Standards Board (IASB).
•Include the values of On Holding AG and its domestic and foreign subsidiaries as at December 31, 2022 over which On Holding AG exercised direct or indirect control.
•The fiscal year corresponds to the calendar year.
•Present note disclosures related to the consolidated balance sheets as at December 31 and consolidated statements of income / (loss), comprehensive income / (loss), cash flows, and changes in equity for the respective year.
•Are published in Swiss Francs (CHF), the presentation currency of On Holding AG, rounded to millions ("m"), unless otherwise stated. Due to rounding, figures in the financials may not add up exactly to the sum given.
•Use the historical cost convention except for items that are required to be accounted for at fair value.
•Classify assets as current if they are expected to be recovered within twelve months from the reporting date.
•Classify liabilities as current if they are expected to be settled within twelve months from the reporting date.
•Presents the applicable accounting policy within the respective note disclosures.